DIVIDENDS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DIVIDENDS
Dividends paid or proposed	$ 0	$ 0	$ 0
Dividends proposed since end of reporting period	$ 0